Tangible Equity Units Tangible Equity - Settlement of Shares (Details)	Dec. 31, 2019 $ / shares
Condition One [Member]
Class of Stock [Line Items]
Share Price	$ 159.54
Tangible Equity Rate, Settlement Rate	0.3134
Condition Two [Member]
Class of Stock [Line Items]
Tangible Equity Units, Conditional Value	50
Condition Three [Member]
Class of Stock [Line Items]
Share Price	130.25
Tangible Equity Rate, Settlement Rate	0.3839
Minimum [Member] | Condition Two [Member]
Class of Stock [Line Items]
Share Price	130.25
Maximum [Member] | Condition Two [Member]
Class of Stock [Line Items]
Share Price	$ 159.54